NOTE 5 - PREPAID AND OTHER CURRENT ASSETS - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Subscription receivable	$ 100,000
Other receivable	143,187	77,557
Prepaid expenses	23,320
Tax receivable	603	600
Total prepaid and other current assets	$ 267,110	$ 78,157